Assets and Liabilities Measured at Fair Value on a Recurring Basis - Schedule of unobservable inputs related to Level 3 fair value measurements (Details) - Level 3: Significant Unobservable Inputs - number
	Dec. 31, 2020	Dec. 31, 2019
Discount Rate | Real Estate Properties and Joint Ventures | Office | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.055	0.055
Discount Rate | Real Estate Properties and Joint Ventures | Office | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.090	0.085
Discount Rate | Real Estate Properties and Joint Ventures | Office | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.067	0.066
Discount Rate | Real Estate Properties and Joint Ventures | Industrial | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.052	0.053
Discount Rate | Real Estate Properties and Joint Ventures | Industrial | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.090	0.090
Discount Rate | Real Estate Properties and Joint Ventures | Industrial | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.066	0.067
Discount Rate | Real Estate Properties and Joint Ventures | Residential | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.055	0.053
Discount Rate | Real Estate Properties and Joint Ventures | Residential | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.078	0.078
Discount Rate | Real Estate Properties and Joint Ventures | Residential | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.064	0.064
Discount Rate | Real Estate Properties and Joint Ventures | Retail | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.050	0.053
Discount Rate | Real Estate Properties and Joint Ventures | Retail | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.120	0.117
Discount Rate | Real Estate Properties and Joint Ventures | Retail | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.068	0.066
Discount Rate | Real Estate Properties and Joint Ventures | Hotel | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.103	0.100
Discount Rate | Real Estate Operating Business | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.073
Capitalization Rate | Real Estate Properties and Joint Ventures | Office | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.040	0.040
Capitalization Rate | Real Estate Properties and Joint Ventures | Office | Minimum | Income Approach—Direct Capitalization
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.040	0.039
Capitalization Rate | Real Estate Properties and Joint Ventures | Office | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.083	0.075
Capitalization Rate | Real Estate Properties and Joint Ventures | Office | Maximum | Income Approach—Direct Capitalization
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.080	0.070
Capitalization Rate | Real Estate Properties and Joint Ventures | Office | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.056	0.055
Capitalization Rate | Real Estate Properties and Joint Ventures | Office | Weighted Average | Income Approach—Direct Capitalization
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.050	0.050
Capitalization Rate | Real Estate Properties and Joint Ventures | Industrial | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.043	0.043
Capitalization Rate | Real Estate Properties and Joint Ventures | Industrial | Minimum | Income Approach—Direct Capitalization
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.038	0.039
Capitalization Rate | Real Estate Properties and Joint Ventures | Industrial | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.073	0.081
Capitalization Rate | Real Estate Properties and Joint Ventures | Industrial | Maximum | Income Approach—Direct Capitalization
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.070	0.074
Capitalization Rate | Real Estate Properties and Joint Ventures | Industrial | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.054	0.055
Capitalization Rate | Real Estate Properties and Joint Ventures | Industrial | Weighted Average | Income Approach—Direct Capitalization
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.048	0.049
Capitalization Rate | Real Estate Properties and Joint Ventures | Residential | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.043	0.043
Capitalization Rate | Real Estate Properties and Joint Ventures | Residential | Minimum | Income Approach—Direct Capitalization
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.038	0.038
Capitalization Rate | Real Estate Properties and Joint Ventures | Residential | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.068	0.068
Capitalization Rate | Real Estate Properties and Joint Ventures | Residential | Maximum | Income Approach—Direct Capitalization
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.060	0.060
Capitalization Rate | Real Estate Properties and Joint Ventures | Residential | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.051	0.051
Capitalization Rate | Real Estate Properties and Joint Ventures | Residential | Weighted Average | Income Approach—Direct Capitalization
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.046	0.046
Capitalization Rate | Real Estate Properties and Joint Ventures | Retail | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.043	0.048
Capitalization Rate | Real Estate Properties and Joint Ventures | Retail | Minimum | Income Approach—Direct Capitalization
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.040	0.033
Capitalization Rate | Real Estate Properties and Joint Ventures | Retail | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.094	0.094
Capitalization Rate | Real Estate Properties and Joint Ventures | Retail | Maximum | Income Approach—Direct Capitalization
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.115	0.110
Capitalization Rate | Real Estate Properties and Joint Ventures | Retail | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.057	0.054
Capitalization Rate | Real Estate Properties and Joint Ventures | Retail | Weighted Average | Income Approach—Direct Capitalization
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.052	0.049
Capitalization Rate | Real Estate Properties and Joint Ventures | Hotel | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.078	0.078
Capitalization Rate | Real Estate Properties and Joint Ventures | Hotel | Income Approach—Direct Capitalization
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.078	0.075
Terminal Growth Rate | Real Estate Operating Business | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.025
EBITDA Multiple | Real Estate Operating Business | Market Approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	13.9
Loan-to-Value Ratio | Loans Payable | Office | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.354
Loan-to-Value Ratio | Loans Payable | Office | Minimum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.354
Loan-to-Value Ratio | Loans Payable | Office | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.549
Loan-to-Value Ratio | Loans Payable | Office | Maximum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.549
Loan-to-Value Ratio | Loans Payable | Office | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.455
Loan-to-Value Ratio | Loans Payable | Office | Weighted Average | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.455
Loan-to-Value Ratio | Loans Payable | Industrial | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.546
Loan-to-Value Ratio | Loans Payable | Industrial | Minimum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.546
Loan-to-Value Ratio | Loans Payable | Industrial | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.592
Loan-to-Value Ratio | Loans Payable | Industrial | Maximum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.592
Loan-to-Value Ratio | Loans Payable | Industrial | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.566
Loan-to-Value Ratio | Loans Payable | Industrial | Weighted Average | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.566
Loan-to-Value Ratio | Loans Payable | Residential | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.296	0.302
Loan-to-Value Ratio | Loans Payable | Residential | Minimum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.296	0.302
Loan-to-Value Ratio | Loans Payable | Residential | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.659	0.690
Loan-to-Value Ratio | Loans Payable | Residential | Maximum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.659	0.690
Loan-to-Value Ratio | Loans Payable | Residential | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.482	0.478
Loan-to-Value Ratio | Loans Payable | Residential | Weighted Average | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.482	0.478
Loan-to-Value Ratio | Loans Payable | Retail | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.402	0.333
Loan-to-Value Ratio | Loans Payable | Retail | Minimum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.402	0.333
Loan-to-Value Ratio | Loans Payable | Retail | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.734	0.633
Loan-to-Value Ratio | Loans Payable | Retail | Maximum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.734	0.633
Loan-to-Value Ratio | Loans Payable | Retail | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.476	0.411
Loan-to-Value Ratio | Loans Payable | Retail | Weighted Average | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.476	0.411
Loan-to-Value Ratio | Loans Payable | Office and Industrial | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable		0.316
Loan-to-Value Ratio | Loans Payable | Office and Industrial | Minimum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable		0.316
Loan-to-Value Ratio | Loans Payable | Office and Industrial | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable		0.595
Loan-to-Value Ratio | Loans Payable | Office and Industrial | Maximum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable		0.595
Loan-to-Value Ratio | Loans Payable | Office and Industrial | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable		0.463
Loan-to-Value Ratio | Loans Payable | Office and Industrial | Weighted Average | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable		0.463
Loan-to-Value Ratio | Loans Receivable, including those with related parties | Office | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.506
Loan-to-Value Ratio | Loans Receivable, including those with related parties | Office | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.918
Loan-to-Value Ratio | Loans Receivable, including those with related parties | Office | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.772
Loan-to-Value Ratio | Loans Receivable, including those with related parties | Industrial | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.309
Loan-to-Value Ratio | Loans Receivable, including those with related parties | Industrial | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.902
Loan-to-Value Ratio | Loans Receivable, including those with related parties | Industrial | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.691
Loan-to-Value Ratio | Loans Receivable, including those with related parties | Residential | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.474
Loan-to-Value Ratio | Loans Receivable, including those with related parties | Residential | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.747
Loan-to-Value Ratio | Loans Receivable, including those with related parties | Residential | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.641
Loan-to-Value Ratio | Loans Receivable, including those with related parties | Retail & Hospitality | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.612
Loan-to-Value Ratio | Loans Receivable, including those with related parties | Retail & Hospitality | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.862
Loan-to-Value Ratio | Loans Receivable, including those with related parties | Retail & Hospitality | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.687
Loan-to-Value Ratio | Loans Receivable, including those with related parties | Residential, Hotel, Industrial, Office, Retail and Storage | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties		0.317
Loan-to-Value Ratio | Loans Receivable, including those with related parties | Residential, Hotel, Industrial, Office, Retail and Storage | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties		0.815
Loan-to-Value Ratio | Loans Receivable, including those with related parties | Residential, Hotel, Industrial, Office, Retail and Storage | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties		0.725
Equivalency Rate | Loans Payable | Office | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.024
Equivalency Rate | Loans Payable | Office | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.033
Equivalency Rate | Loans Payable | Office | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.030
Equivalency Rate | Loans Payable | Industrial | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.033
Equivalency Rate | Loans Payable | Industrial | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.033
Equivalency Rate | Loans Payable | Industrial | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.033
Equivalency Rate | Loans Payable | Residential | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.023	0.030
Equivalency Rate | Loans Payable | Residential | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.032	0.036
Equivalency Rate | Loans Payable | Residential | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.028	0.033
Equivalency Rate | Loans Payable | Retail | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.028	0.033
Equivalency Rate | Loans Payable | Retail | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.042	0.040
Equivalency Rate | Loans Payable | Retail | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.030	0.035
Equivalency Rate | Loans Payable | Office and Industrial | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable		0.031
Equivalency Rate | Loans Payable | Office and Industrial | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable		0.043
Equivalency Rate | Loans Payable | Office and Industrial | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable		0.034
Equivalency Rate | Loans Receivable, including those with related parties | Office | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.035
Equivalency Rate | Loans Receivable, including those with related parties | Office | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.096
Equivalency Rate | Loans Receivable, including those with related parties | Office | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.066
Equivalency Rate | Loans Receivable, including those with related parties | Industrial | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.043
Equivalency Rate | Loans Receivable, including those with related parties | Industrial | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.127
Equivalency Rate | Loans Receivable, including those with related parties | Industrial | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.068
Equivalency Rate | Loans Receivable, including those with related parties | Residential | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.032
Equivalency Rate | Loans Receivable, including those with related parties | Residential | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.070
Equivalency Rate | Loans Receivable, including those with related parties | Residential | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.049
Equivalency Rate | Loans Receivable, including those with related parties | Retail & Hospitality | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.054
Equivalency Rate | Loans Receivable, including those with related parties | Retail & Hospitality | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.099
Equivalency Rate | Loans Receivable, including those with related parties | Retail & Hospitality | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.063
Equivalency Rate | Loans Receivable, including those with related parties | Residential, Hotel, Industrial, Office, Retail and Storage | Minimum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties		0.032
Equivalency Rate | Loans Receivable, including those with related parties | Residential, Hotel, Industrial, Office, Retail and Storage | Maximum | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties		0.084
Equivalency Rate | Loans Receivable, including those with related parties | Residential, Hotel, Industrial, Office, Retail and Storage | Weighted Average | Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties		0.060
Weighted Average Cost of Capital Risk Premium Multiple | Loans Payable | Office | Minimum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.2
Weighted Average Cost of Capital Risk Premium Multiple | Loans Payable | Office | Maximum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.4
Weighted Average Cost of Capital Risk Premium Multiple | Loans Payable | Office | Weighted Average | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.3
Weighted Average Cost of Capital Risk Premium Multiple | Loans Payable | Industrial | Minimum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.4
Weighted Average Cost of Capital Risk Premium Multiple | Loans Payable | Industrial | Maximum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.5
Weighted Average Cost of Capital Risk Premium Multiple | Loans Payable | Industrial | Weighted Average | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.5
Weighted Average Cost of Capital Risk Premium Multiple | Loans Payable | Residential | Minimum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.2	1.2
Weighted Average Cost of Capital Risk Premium Multiple | Loans Payable | Residential | Maximum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.7	1.7
Weighted Average Cost of Capital Risk Premium Multiple | Loans Payable | Residential | Weighted Average | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.4	1.3
Weighted Average Cost of Capital Risk Premium Multiple | Loans Payable | Retail | Minimum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.3	1.2
Weighted Average Cost of Capital Risk Premium Multiple | Loans Payable | Retail | Maximum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.8	1.5
Weighted Average Cost of Capital Risk Premium Multiple | Loans Payable | Retail | Weighted Average | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.4	1.3
Weighted Average Cost of Capital Risk Premium Multiple | Loans Payable | Office and Industrial | Minimum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable		1.2
Weighted Average Cost of Capital Risk Premium Multiple | Loans Payable | Office and Industrial | Maximum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable		1.5
Weighted Average Cost of Capital Risk Premium Multiple | Loans Payable | Office and Industrial | Weighted Average | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable		1.3